Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Comprehensive Income/ (loss) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (2,808,086)	$ 58,020	$ (198,028)
Other comprehensive income/ (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	466	550	550
Actuarial gains/(losses)	50	(1,518)	3,335
Other comprehensive income/(loss)	516	(968)	3,885
Comprehensive income/(loss)	(2,807,570)	57,052	(194,143)
Dryships Inc.
Net loss	(2,847,061)	(47,512)	(223,596)
Other comprehensive income/ (loss):
Unrealized gain/(loss) on senior notes	0	0	0
Reclassification of gain associated with Senior Notes to Consolidated Statement of Operations, net	0	0	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	0	0
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	368	327	331
Actuarial gains/(losses)	33	(900)	2,087
Other comprehensive income/(loss)	401	(573)	2,418
Comprehensive income/(loss)	$ (2,846,660)	$ (48,085)	$ (221,178)